Basis of preparation - Impact from IFRS 16 (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	kr 3,380	kr 3,532		kr 3,778
Lease liabilities	kr 3,672	kr 3,824
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets			kr 3,778
Lease liabilities			kr 3,988